Investments - Summary of Investments In Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Investments in associates accounted for using equity method, beginning balance	$ 7,977	$ 0
Changes in Equity	528	223
Equity in earnings	(753)	(2,351)
Associate derecognized	(6,931)	10,004
Other comprehensive income	90	101
Investments in associates accounted for using equity method, ending balance	$ 911	$ 7,977
Uliving Holding S.A.
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Proportion of ownership interest in associate	41.25%	36.70%